Acquisitions (Tables)	12 Months Ended
Jan. 28, 2012
Preliminary Purchase Price Allocation of the Cost to Acquire Labuan

The following table summarizes our preliminary purchase price allocation of the cost to acquire Labuan:

(In millions)	Preliminary fair value as of October 31, 2011

Cash and cash equivalents	$12
Accounts and other receivables	5
Merchandise inventories	33
Property and equipment, net	13
Goodwill	62
Intangible assets	49
Deferred tax assets	2
Other assets	6

Total assets acquired	182
Current liabilities	62
Non-current liabilities	9

Total liabilities assumed	71
Noncontrolling interest	24

95

Net assets acquired	$87